Prepayments (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments [Abstract]
Schedule of Prepayments	Prepayments consist of the following:
	December 31, 2023	December 31, 2022
Prepayments
Prepayments - subcontracting	$4,890,716	$1,569,781
Prepayments - fuel	240,048	212,047
Prepayments - insurance	16,724	92,630
Prepayments - parts and others	71,309	54,543
Prepayments - car services	7,638,237	4,279,810
Prepayments - telecommunication services expenses	3,808,139	544,306
Prepayments - vehicles	-	57,995
Prepayments - liquor	373,281	-
Prepayments - legal	222,556	222,556
Total prepayments	$17,261,010	$7,033,669